Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 6,348	$ 8,333
Short-term deposits	36,498	32,967
Total cash and cash equivalents	$ 42,846	$ 41,300	$ 61,360	$ 87